SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and Risk - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) Supplier Customer	Dec. 31, 2020 CNY (¥) Supplier Customer	Dec. 31, 2019 CNY (¥) Customer Supplier
Concentration Risk [Line Items]
Percentage of total cost represented by supplier one			18.20%
Percentage of total accounts receivable represented by customer one	17.40%	11.40%
Percentage of accounts payable represented by supplier one	12.70%
Percentage of accounts payable represented by supplier two	10.50%
Percentage of total contract liabilities represented by customer one	11.40%
Percentage of prepayments and other current assets excluding related party amounts represented by supplier		19.70%
PercentageOfPrepaymentsAndOtherCurrentAssetsExcludingRelatedPartyAmountsRepresentedBySupplierTwo	13.90%	26.20%
Number of customers individually represent greater than 10.0% of total revenue | Customer	0	0	0
Number of suppliers individually represent greater than 10.0% of total purchases or total cost	0	0	1
Number of customers individually represent greater than 10.0% of accounts receivable | Customer	1	1	0
Number of suppliers individually represent greater than 10.0% of accounts payable	2	0
Number of customers individually represent greater than 10.0% of contract liabilities | Customer	1	0	0
Number of suppliers individually represent greater than 10.0% of prepayments and other current assets excluding related party amounts		1	0
Number of supplier	2	2
Financial instruments amount | ¥	¥ 2,553	¥ 676	¥ 426